Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 16,534	¥ 42,621	¥ 71,697
Impairment loss	774	875	16,347
Loss on disposal	¥ 14,270	¥ 26,707	¥ 19,389